Xtrackers MSCI EAFE High Dividend Yield Equity ETF Annual Fund Operating Expenses - Xtrackers MSCI EAFE High Dividend Yield Equity ETF - Xtrackers MSCI EAFE High Dividend Yield Equity ETF	May 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.09%

[1]	“Management fee” is restated to reflect the fund’s new management fee rate effective August 13, 2024.